Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidated and Combined Financial Statements

Basis of Presentation and Principles of Consolidated and Combined Financial Statements

For periods presented prior to the IPO, these consolidated and combined financial statements were derived from the Predecessor based on historical results of operations, cash flows, assets and liabilities. As the Acquisitions were deemed to be transactions between entities under common control, the assets and liabilities were transferred at the historical cost of Landmark, with prior periods retroactively adjusted to furnish comparative information. The accompanying financial statements and related notes have been retroactively adjusted to include the historical results and financial position of the Acquired Assets prior to the acquisition dates during the periods the assets were under common control. All financial information presented for the periods after the IPO represent the consolidated results of operations, financial position and cash flows of the Partnership with retroactive adjustments of the combined results of operations, financial position and cash flows of the Acquired Assets during the periods the assets were under common control.  All intercompany transactions and account balances have been eliminated. The consolidated and combined financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All references to tenant sites are unaudited.

The consolidated and combined balance sheets of the Predecessor include Sponsor assets and liabilities that are specifically identifiable or otherwise attributable to the real property interests prior to the period they were owned by the Contributing Landmark Funds. The consolidated and combined statements of income reflect all revenue and expenses associated with the real property interests for the period prior to the period they were owned by the Contributing Landmark Funds or the Partnership. Additionally, to the extent certain real property interests within the Contributing Landmark Funds and Fund E (as defined in note 3 below) were owned by Landmark, or its affiliates, prior to the Contributing Landmark Funds and Fund E owned such real property interest, an allocation of management fees at the same rate that Landmark charges the Contributing Landmark Funds and Fund E for administrative services is reflected in the consolidated and combined financial statements. See further discussion in Note 14, Related‑Party Transactions. Management believes that the assumptions and estimates used in the preparation of the underlying consolidated and combined financial statements are reasonable. However, the consolidated and combined financial statements herein do not necessarily reflect what the Partnership’s financial position, results of operations or cash flows would have been if the Partnership had been a stand‑alone entity during the periods presented. As a result, historical financial information is not necessarily indicative of the Partnership’s future results of operations, financial position or cash flows.

Use of Estimates

Use of Estimates

The preparation of the consolidated and combined financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated and combined financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Purchase Accounting for Acquisitions

Purchase Accounting for Acquisitions

The Partnership applies the business combination method to all acquired investments of real property interests for transactions that meet the definition of a business combination. The purchase consideration of the real property interests is allocated to the acquired tangible asset, such as land, and the identified intangible assets and liabilities, consisting of the value of perpetual and limited life easements, above‑market and below‑market leases and in‑place leases, based in each case on their fair values. The fair value of the assets acquired and liabilities assumed is typically determined by using Level III valuation methods. The most sensitive assumption is the discount rate used to discount the estimated cash flows from the real estate rights.  For purposes of the computation of fair value assigned to the various tangible and intangible assets, the Company assigned discount rates ranging between 6% and 20%. When determining the fair value of intangible assets acquired, the Partnership estimates the applicable discount rate and the timing and amount of future cash flows. The determination of the final purchase price allocation and the acquisition‑date fair value of identifiable assets acquired and liabilities assumed may extend over more than one period, but no later than 12 months from the acquisition date and result in adjustments to the preliminary estimates recognized in the prior period financial statements. Transaction costs related to the acquisition of a business, including investments in real property interests, are expensed as incurred.

Factors considered in estimating the fair value of tangible and intangible assets acquired include information obtained about each asset as a result of Landmark’s pre‑acquisition due diligence and its marketing and leasing activities. In order to calculate the estimated in‑place lease value, we employed the income approach in accordance with ASC 805 by multiplying the anticipated market absorption period by the market rent at the time of acquisition for each in‑place lease agreement. Based on our experience in the industry, we have determined a range of lease execution timelines to be between one and six months. For the in‑place lease valuation, we consider a lease‑up period of four months to be representative of the market.

We estimated the fair value of real property interests using the income approach, by capitalizing the market rent at the time of acquisition at a market capitalization rate. The market capitalization rate was estimated by deducting an inflation rate of 3% from the market discount rate for each asset. The discount rates used ranged from 6% to 20%. The value of tenant relationships has not been separated from in‑place tenant lease value for the real estate acquired as such value and its consequence to amortization expense is materially consistent with the in‑place tenant lease value for these particular acquisitions. Should future acquisitions of real property interests result in allocating material amounts to the value of tenant relationships, an amount would be separately allocated and amortized over the estimated life of the relationship. The value of in‑place leases and customer relationship is amortized to expense over the estimated period the tenant is expected to be leasing the site under the existing terms which typically range from 2 to 20 years. If a tenant lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be impaired.

The discount rate associated with each asset varies based on the location of an asset (including demographics and zoning restrictions), and other asset specific characteristics. Market rent for each asset is determined based on location of each asset, asset type, zoning restrictions, ground space necessary for the tenant’s equipment, remaining site capacity, visibility (specifically for billboards), and nearby sites.

In allocating the purchase consideration of the identified intangible assets and liabilities of an acquired asset, above‑market, below‑market and in‑place lease values are calculated based on the present value (using a discount rate that reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in‑place leases and (ii) management’s estimate of fair market lease rates for the corresponding in‑place leases measured over the estimated period the tenant is expected to be leasing the site under the above or below‑market terms. The capitalized above‑market and below‑market lease values are amortized as a decrease or increase, respectively, to rental income over the estimated period the tenant is expected to be leasing the site. All tenant leases obtained by the Partnership through its acquisition of real property interests are generally cancellable, upon 30 to 180 days’ notice by the tenants, with no significant penalty. With respect to below‑market leases, consideration is given to any below‑market renewal periods. However, for wireless communication assets, we estimated the above/below‑market lease value over an analysis period of the earlier of the lease expiration or 10 years based on estimated useful life of the underlying equipment and assets. For outdoor advertising assets, we estimated the above‑ or below‑market lease value over an analysis period of the earlier of the lease expiration or 20 years, based on a longer estimated useful life of 20 years for billboards.

Real Property Interests

Real Property Interests

Real property interests consist of easements and lease assignments underlying wireless communication, outdoor advertising and renewable power generation infrastructure. The real property interests are typically held as easements to use land, or roof tops, both of which allow us to use the asset for a specific purpose. Real property interests are intangibles that are recorded at cost. Amortization is computed using the straight‑line method over the estimated useful lives of the real property interests, which is estimated as the shorter of the revenue generating period of the asset or the term of the real estate rights which range from 19 to 99 years. Real property interests with a perpetual term are not amortized but evaluated periodically for impairment.

The Partnership assesses whether there has been an impairment in the value of long‑lived assets whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount to the future estimated net cash flows, undiscounted and without interest, expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets based upon what a market participant would be willing to pay for the real estate interest. The estimated fair value of the asset group identified for step two testing is based on either Level 3 inputs utilizing the income approach with a market discount rate and estimated cash flows, or Level 2 inputs based upon the sales comparison approach to a similar asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs to sell utilizing the Level 3 and Level 2 inputs discussed below.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The standard establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable input be used when available. Observable inputs are inputs that the market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Partnership. Unobservable inputs are inputs that reflect the Partnership’s assumptions about what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is measured in three levels based on the reliability of inputs:

Level 1 – unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2 – quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model‑derived valuations in which significant inputs and significant value drivers are observable in active markets; and,

Level 3 – prices or valuations derived from other valuation methodologies where little or no market data is available that requires inputs that are both significant to the fair value measurement and unobservable, including pricing models, discounted cash flow models and similar techniques.

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments with a maturity of three months or less when purchased are considered to be cash and cash equivalents. The Partnership monitors the cash balances in their operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Partnership has experienced no loss or lack of access to cash in the operating accounts.

Accounting for Derivative Financial Instruments and Hedging Activities

Accounting for Derivative Financial Instruments and Hedging Activities

The Partnership utilize interest rate swap contracts to manage interest costs and risks associated with changing interest rates. These derivative financial instruments are carried at fair value on the consolidated and combined balance sheets, with the change in such fair value being recorded through earnings as an unrealized gain or loss in the consolidated and combined statements of income.

Investments in Receivables, Net

Investments in Receivables, Net

The Partnership acquired streams of future cash flows associated with real property interests. The Partnership has no significant rights or obligations associated with the cash flows other than in certain arrangements, to pass a portion of the cash flows received to the owner of the respective lease. The future cash flow streams are recorded at their net present value based on the estimated net cash flows to be received by the Partnership using the implied discount rate in the acquisition.

Receivables are classified as held‑for‑investment based on management’s intent and ability to hold the receivables for the foreseeable future or to maturity. Receivables held‑for‑investment are carried at amortized cost and are reduced by a valuation allowance for estimated credit losses as necessary. Interest on receivables is accreted to income over the life of the receivables using the interest method. The interest method is applied on an individual receivable basis when collectability of the future payments, when due in accordance with the contractual terms of the arrangement, is reasonably assured. Receivables are transferred from held‑for‑investment to held‑for‑sale when management no longer intends to hold the receivables for the foreseeable future. Receivables held‑for‑sale are recorded at the lower of cost or fair value.

Receivables are placed on non‑accrual status when management determines that the collectability of contractual amounts is not reasonably assured. While on non‑accrual status, receivables are either accounted for on a cash basis, in which income is recognized only upon receipt of cash, or on a cost‑recovery basis, where cash receipts reduce the carrying value of the receivable, based on management’s expectation of future collectability.

Allowances are established for receivables based upon an estimate of probable losses on an individual receivable by receivable basis if they are determined to be impaired. Receivables are impaired when it is deemed probable that the Partnership will be unable to collect all amounts when due in accordance with the contractual terms of the loan. An allowance is based upon the Partnership’s assessment of the borrower’s overall financial condition, economic resources, payment record, the prospects for support from any financially responsible guarantors and, if appropriate, the net realizable value of any collateral. These estimates consider all available evidence including the expected future cash flows discounted at the receivable’s effective interest rate, fair value of collateral, general economic conditions and trends, historical and industry loss experience and other relevant factors, as appropriate.

On a regular basis the Partnership assesses investments in receivables for impairment. Internally generated cash flow projections are used to determine if the receivables are expected to be repaid in accordance with the terms of the related agreements. If it is probable that a receivable will not be repaid in accordance with the related agreement, the General Partner considers the receivable impaired. To measure impairment, the General Partner calculates the present value of expected future cash flows discounted at the original effective interest rate. If the present value is less than the carrying value of the receivable, a specific impairment reserve is recorded for the difference. For the years ended December 31, 2014 and 2013, the Partnership recorded allowance on investments in receivables of $4,465 and $25,304.

Deferred Loan Costs

Deferred Loan Costs

Costs incurred in obtaining the secured debt facilities are capitalized as deferred loan costs and are included in deferred loan costs, net in the combined balance sheet. The deferred loan costs are amortized to interest expense over the life of the related loan. When facilities are amended and restated, any unamortized deferred loan costs, as well as charges incurred for the termination, are recorded to interest expense in the period of the amendment and restatement.

Revenue Recognition

Revenue Recognition

The Partnership recognizes rental income under operating leases, including rental abatements, lease incentives and contractual fixed increases, if any, from tenants under lease arrangements with minimum fixed and determinable increases on a straight‑line basis over the non‑cancellable term of the related leases when collectability is reasonably assured. The excess of rents recognized over amounts contractually due pursuant to the underlying leases are recorded as deferred rent assets. The excess of rent payments collected over amounts recognized contractually due pursuant to the underlying lease are recorded as prepaid rents.

For the years ended December 31, 2014, 2013, and 2012, leases obtained by the Partnership through its acquisition and ownership of real property interests were generally cancelable upon 30‑180 days’ notice by the tenants with no significant penalty. The Partnership evaluates whether the lease arrangements economically compel the tenant to not cancel the lease in determining the term of the lease by considering various factors such as cancellation rights, availability of alternative sites, and historical cancellation rates. For cancellable leases where the tenant is not economically compelled to continue the lease, the term of the lease is considered to be the non‑cancellable period with rental abatements and contractual fixed rate increases recorded in the period the amounts become due and payable.

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Wireless Communication – As a result of various factors, including the cancellation rights, ability to find alternative sites, credit risk, and historical cancellation and lease amendment rates, the lease term is generally considered to be the non‑cancellable term of the lease of 30 to 180 days. For these leases rental abatements and contractual fixed increases are recorded in the period the amounts become due and payable.

•	Outdoor Advertising – The lease term is generally considered to be the non‑cancellable term of the remaining portion of the existing term of the lease.

The capitalized above‑market and below‑market lease values are amortized as a decrease or increase, respectively, to rental income over the estimated period the tenant is expected to be leasing the site.

Certain leases provide for the greater of a minimum rent or a percentage of the revenue generated by the tenant (“Contingent Rent”). Contingent rent is recognized when measurable and all possible contingencies have been eliminated. During the years ended December 31, 2014, 2013, and 2012, the Partnership recognized $54,714,  $40,777 and $8,349 of Contingent Rent, respectively.

Rents Receivable, net

Rents Receivable, net

Rents receivables consists of tenant receivables arising in the normal course of business. Tenant receivables are uncollateralized customer obligations requiring payment within various time frames not to exceed one year from the invoice date. Tenant receivables are recorded and carried at the amount billable per the applicable lease agreement, less any allowances for doubtful accounts. The amounts due from tenants are periodically reviewed and an allowance for doubtful accounts is maintained for estimated losses resulting from the inability of tenants to make required payments under lease agreements. Judgment is exercised in establishing these allowances with the payment history and the current credit status of tenants considered in developing these estimates. At December 31, 2014 and 2013, the allowance for doubtful accounts was $0 and $1,066, respectively.

Income Taxes

Income Taxes

The Partnership is generally not subject to federal, state or local income taxes, except for our wholly owned subsidiary Landmark Infrastructure Asset OpCo LLC. Our wholly owned subsidiary Landmark Infrastructure Asset OpCo LLC conducts certain activities that may not generate qualifying income and will be treated as a corporation for U.S. federal income tax purposes.  Each limited partner is responsible for the tax liability, if any, related to its proportionate share of the Partnerships’ taxable income or loss. The Partnership follows the requirements of ASC Topic 740, Income Taxes (“ASC 740”), relating to uncertain tax positions. Based on its evaluation under ASC 740, the Partnership has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated and combined financial statements, nor has the Partnership been assessed interest or penalties by any major tax jurisdictions. If an uncertain income tax position were to be identified, the Partnership would account for such in accordance with ASC Topic 450, Contingencies.

Concentration of Credit Risk

Concentration of Credit Risk

The Partnership’s credit risk relates primarily to rent receivables, investments in receivables, cash and interest rate swap agreements. Cash accounts at each U.S. institution are insured by the Federal Deposit Insurance Corporation up to $250,000. The Partnership has not experienced any losses to date on invested cash.

Credit risk associated with interest rate swap agreements arises from the potential failure of counterparties to perform in accordance with the terms of their contracts. The Partnership’s risk management policies define parameters of acceptable market risk and limit exposure to credit risk. Credit exposure resulting from derivative financial instruments is represented by their fair value amounts, increased by an estimate of potential adverse position exposure arising from changes over time in interest rates, maturities, and other relevant factors. The Partnership does not anticipate nonperformance by any of its counterparties.

The Partnership’s real property interests are located throughout the United States. The ability of the tenants to honor the terms of their respective leases is dependent upon the economic, regulatory, and social factors affecting the communities in which the tenants operate. In certain instances the Partnership’s position in the real property interest may be subordinate to a mortgage lender on the real property.

Risk Management

Risk Management

The Partnership is subject to risks incidental to the ownership and investment in real property interests. These risks and uncertainties include the competitive environment in which the Partnership operates – local, regional, and national economic conditions, including consumer confidence, employment rates, and the availability of capital; uncertainties and fluctuations in capital and securities markets; the cyclical and competitive nature of the real estate industry; changes in tax laws and their interpretation; legal proceedings; effect of restrictive covenants in the loan agreements; and the effects of governmental regulation.

In the normal course of business, the Partnership encounters economic risk, including interest rate risk, credit risk, and market risk. Interest rate risk is the result of movements in the underlying variable component of financing rates. Credit risk is the risk of default on the Partnership’s real property interests and investment in receivables that results from an underlying tenant/borrower’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the valuation of real property interests and investments in receivables held by the Partnership.

Business Segments

Business Segments

The FASB accounting guidance with regard to disclosures about segments of an enterprise and related information establishes standards for the manner in which public business enterprises report information about operating segments. The Partnership has three reportable segments, wireless communication, outdoor advertising, and renewable power generation, as of December 31, 2014 and two reportable segments, wireless communication and outdoor advertising, as of December 31, 2013 and 2012.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

Changes to GAAP are established by the FASB in the form of ASUs to the FASB’s Accounting Standard Codification. The Partnership considers the applicability and impact of all ASUs. Newly issued ASUs not listed below are expected to not have any material impact on its combined financial position and results of operations because either the ASU is not applicable or the impact is expected to be immaterial.

In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement Period Adjustments (“ASU 2015-16”). In a business combination, ASU 2015-16 requires an acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The acquirer is required to disclose, by financial statement line item, the nature and amount for the adjustments and the current period income statement impact related to prior periods. The amendments in this ASU are effective for fiscal years beginning December 15, 2016 and interim periods beginning after December 15, 2017. Early adoption is permitted. The Partnership has early adopted ASU No. 2015-16.

In April 2015, the FASB issued ASU 2015-06, Earnings Per Share (Topic - 260)—Effects on Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions (“ASU 2015-06”). ASU 2015-06 provides guidance on the presentation of historical earnings per unit for master limited partnerships that apply the two-class method of calculating earnings per unit. When a general partner transfers or “drops-down” net assets to a master limited partnership and the transaction is accounted for as a transaction between entities under common control, the statements of operations of the master limited partnership are adjusted retroactively to reflect the transaction as if it occurred on the earliest date during which the entities were under common control. ASU 2015-06 specifies that the historical income (losses) of a transferred business before the date of a drop-down transaction should be allocated entirely to the general partner and the previously reported earnings per unit of the limited partners should not change as a result of the drop-down transaction. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and are required to be applied retroactively for all financial statements presented. Early adoption is permitted. Although we believe we are currently in compliance with this ASU, we will continue to evaluate the impact of the adoption of the ASU on our consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). ASU 2015-03 requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying value of that debt liability, consistent with debt discounts. In August 2015, the FASB issued ASU 2015-15, Interest – Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (“ASU 2015-15”). ASU 2015-15 provides additional guidance to ASU 2015-03, which did not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements. ASU 2015-15 noted that the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Partnership is currently in the process of evaluating the impact of adoption of these standards on our consolidated balance sheets and footnote disclosures.

In February 2015, the FASB issued amendments to accounting for consolidation of certain legal entities (“ASU No. 2015-02”). ASU No. 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. Specifically, ASU 2015-02 modifies the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, eliminates the presumption that a general partner should consolidate a limited partnership, and affects the evaluation of fee arrangements in the primary beneficiary determination.  ASU 2015-02 is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Partnership does not expect the adoption of ASU No. 2015-02 to have a material impact on its financial statements.

In January 2015, the FASB issued final guidance on its initiative of simplifying income statement presentation by the eliminating the concept of extraordinary items (“ASU No. 2015-01”). Under the guidance an entity will no longer be able to segregate an extraordinary item from the results of operations, separately present an extraordinary item on the income statement, or disclose income taxes or earnings-per-share data applicable to an extraordinary item.  The ASU is effective for all entities for reporting periods (including interim periods) beginning after December 15, 2015, and early adoption is permitted. The Partnership does not expect the adoption of ASU No. 2015-01 to have a material impact on its financial statements.

In June 2014, the FASB issued their final standard to amend the accounting guidance for stock compensation tied to performance targets (“ASU No. 2014-12”). The issue is the result of a consensus of the FASB Emerging Issues Task Force (Issue No. 13-D). The standard requires that a performance target that could be achieved after the requisite service period be treated as a performance condition, and as a result, this type of performance condition may delay expense recognition until achievement of the performance target is probable. The ASU is effective for all entities for reporting periods (including interim periods) beginning after December 15, 2015, and early adoption is permitted. The Partnership does not expect the adoption of ASU No. 2014-12 to have a material impact on its financial statements.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014‑09”). ASU No. 2014‑09 requires an entity to recognize the revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. ASU No. 2014‑09 supersedes the revenue requirements in Revenue Recognition (Topic 605) and most industry‑specific guidance throughout the Industry Topics of the Codification. ASU No. 2014‑09 does not apply to lease contracts within the scope of Leases (Topic 840). For a public entity ASU No. 2014‑09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and is to be applied retrospectively, with early application not permitted. For all other entities, the amendments are effective for annual reporting periods beginning after December 15, 2017 and interim periods within annual periods beginning after December 15, 2018. The Partnership does not expect the adoption of ASU No. 2014‑09 to have an impact on its financial statements.

The Partnership has adopted ASU No. 2014‑08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which requires only disposals representing a strategic shift in operations (i.e., a disposal of a major geographic area, a major line of business, or a major equity method investment) to be presented as discontinued operations. The standard also requires expanded disclosures about discontinued operations and is intended to provide financial statement users with information about the ongoing trends in a company’s results from continuing operations. ASU No. 2014‑08 is effective in the first quarter of 2015 for public entities with calendar year ends. However, companies are permitted to early adopt the standard, beginning in the first quarter of 2014, but only for disposals or classifications as held for sale that have not been reported in financial statements previously issued or available for issuance. The predecessor early adopted this standard in the first quarter of 2014 and the adoption did not have a material effect on our financial condition, results of operations, or disclosures.